Fixed assets and assets held for sale	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Fixed assets

5. Fixed assets and assets held for sale

(a)	Advances for vessels under construction – related party

An analysis of advances for vessels under construction – related party is as follows:

Advances for vessels under construction – related party

Balance as at December 31, 2015	$18,172

Additions	—
Transfer to vessels	(18,172)

Balance as at December 31, 2016	$—

On July 24, 2014, the Partnership entered into a Master Agreement with CMTC to acquire five companies that owned five vessels under construction (the “new-buildings”) with attached time charters, subject to the amendment of the partnership agreement to reset the target distributions to holders of the Incentive Distribution Rights (the “IDRs”) (Note 12). As the reset of the IDRs was a pre-condition for the acquisition of the vessels, the amount of $36,417, representing the difference between the fair value of $347,917 of the respective new-buildings at the time of the approval of this transaction in August 2014 at the Partnership’s annual general meeting and the contractual cash consideration of $311,500, was considered to be the deemed equity contribution and thus the fair value of the reset of the IDRs. The fair value of the new-buildings amounting to $347,917 was based on the average of three valuations obtained from three independent shipbrokers.

Two of these five vessels are 50,000 DWT product carriers and the remaining three are 9,100 Twenty Feet Equivalent Units (“TEU”) post-panamax container carriers.

During 2015 the Partnership acquired from CMTC the shares of four out of the five vessel owning companies. As a result, as of December 31, 2015, the amount of $18,172 consisted of advances totalling $7,921 that the Partnership paid to CMTC for the acquisition of the remaining vessel owning company and the fair value from the reset of the IDRs of $10,251 which was attributable to this vessel, and is presented as “Advances for vessels under construction–related party” in the Partnership’s consolidated balance sheet as of December 31, 2015. On February 26, 2016 the Partnership acquired the company owning the M/V CMA CGM Magdalena, which was the last out of the five vessel owning companies the Partnership agreed to acquire from CMTC according to the terms of the Master Agreement. As a result there were no “Advances for vessels under construction–related party” as of December 31, 2016.

(b)	Vessels, net

An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2016	$1,653,727	$(338,242)	$1,315,485
Acquisitions and improvements	103,790	—	103,790
Transfer from Advances for vessels under construction-related party	18,172	—	18,172
Depreciation for the period	—	(69,716)	(69,716)

Balance as at December 31, 2016	$1,775,689	$(407,958)	$1,367,731
Acquisitions and improvements	967	—	967
Depreciation for the period	—	(71,358)	(71,358)
Impairment of vessel	(3,282)	—	(3,282)
Classification as asset held for sale	(34,859)	5,997	(28,862)
Balance as at December 31, 2017	$1,738,515	$(473,319)	$1,265,196

All of the Partnership’s vessels as of December 31, 2017 have been provided as collateral to secure the Partnership’s credit facilities.

On October 24, 2016, the Partnership acquired the shares of the company owning the M/T Amor (Note 3). The Partnership accounted for this acquisition as an acquisition of business based on the existence of an integrated set of activities (inputs and processes that generate outputs). The vessel was recorded in the Partnership’s financial statements at its fair value of $31,600 as quoted by independent ship brokers at the time of its acquisition by the Partnership.

(b)	Vessels, net - Continued

On February 26, 2016, the Partnership acquired the shares of the company owning the M/V CMA CGM Magdalena for a total consideration of $81,500 which was funded by loan drawdown of $35,000 from the Partnership’s 2013 credit facility (Note 7) and the remaining balance of $46,500 by the Partnership’s cash. The Partnership accounted for this transaction as acquisition of an asset based on the absence of processes attached to the inputs. Other than the new-building and the attached time charter, no other inputs and no processes were acquired. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the transaction completion date and therefore, the total cost of $91,751, which comprised the purchase consideration of $81,500 and the fair value from the reset of the IDRs of $10,251,which was attributable to this vessel (Note 5a), was allocated to the vessel cost and the above market acquired charter. Thus the vessel was recorded in the Partnership’s financial statements at a cost of $88,545 and the above market acquired charter at a cost of $3,206 (Note 6).

During 2017, the M/V Agamemnon, the M/T Amore Mio II, the M/T Miltiadis M II, the M/T Ayrton II, the M/T Axios, the M/T Arionas, the M/T Avax, the M/T Assos, the M/T Amoureux and the M/T Atrotos underwent improvements. The costs of these improvements amounted to $967 and were capitalized as part of the vessels’ cost.

During 2016, the M/T Alkiviadis, the M/V Archimidis, the M/T Anemos I, the M/T Amore Mio II, the M/T Miltiadis M II and the M/T Arionas underwent improvements. The costs of these improvements amounted to $1,817 and were capitalized as part of the vessels’ cost.

(c)	Assets held for sale An analysis of assets held for sale is as follows:

Assets held for sale
Balance as at January 1, 2016	—
Vessel held for sale	28,862
Inventories	165
Balance as at December 31, 2017	29,027

On December 22, 2017 the Partnership entered into a Memorandum of Agreement (the “Agreement”) with an unrelated party for the disposal of the M/T Aristotelis at a price of $29,400. The Partnership decided to enter into this Agreement after receiving the Buyer’s purchase enquiry which was opportunistic in nature. Under this agreement the vessel can be delivered to its buyer by latest March 11, 2018. Upon entering the agreement the Partnership considered that M/T Aristotelis met the criteria to be classified as held for sale, as described in note 2(i), and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $3,282 in its consolidated statement of comprehensive income for the year ended December 31, 2017. No assets were classified as held for sale as of December 31, 2016.